Share-based payments (Narrative) (Details)							12 Months Ended
	Apr. 01, 2015 shares	Dec. 09, 2014 shares	Dec. 05, 2014 shares	Oct. 01, 2014 shares	Aug. 20, 2014 shares	Jun. 17, 2014 shares	Dec. 31, 2015 USD ($) $ / shares shares	Dec. 31, 2015 CNY (¥) shares	Dec. 31, 2014 USD ($) shares	Dec. 31, 2014 CNY (¥) shares	Dec. 31, 2013 CNY (¥)	Dec. 31, 2015 CNY (¥) shares	Apr. 11, 2014 shares	Jul. 04, 2013 shares	Jul. 31, 2012 shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Ordinary shares, shares outstanding							181,218,545		173,912,753	173,912,753		181,218,545
Share Incentive Plan 2012 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares authorized														10,247,250	7,500,000
Share Incentive Plan 2014 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares authorized									15,169,920	15,169,920
Percentage of outstanding share capital available for issuance									12.00%	12.00%
Shares subtracted from total available under plan									2,770,000	2,770,000
DT01 Holdings International Limited [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expense									$ 23,500,000	¥ 145,700,000
Ordinary shares, shares outstanding													7,308,860
Employee Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options granted							240,000	240,000
Options granted, exercise price | $ / shares							$ 1.750
Share-based compensation expense | ¥								¥ 164,000		329,000	¥ 329,000
Employee Stock Option [Member] | Share Incentive Plan 2012 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expiration period							10 years	10 years
Description of terms
In the event of the grant of share options, the exercise price of the option is not less than the greater of (1) the par value of the ordinary shares, (2) 100% of the fair market value of the ordinary shares on the date of grant, or (3)110% of the fair market value of the ordinary shares on the date of grant in the case of any person who owns shares possessing more than 10% of the total combined voting power of all classes of shares of the Company.

In the event of the grant of share options, the exercise price of the option is not less than the greater of (1) the par value of the ordinary shares, (2) 100% of the fair market value of the ordinary shares on the date of grant, or (3)110% of the fair market value of the ordinary shares on the date of grant in the case of any person who owns shares possessing more than 10% of the total combined voting power of all classes of shares of the Company.

Employee Stock Option [Member] | Award Date One [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period							4 years	4 years
Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period		4 years	4 years	4 years	3 years
Share-based compensation expense							$ 16,592,000	¥ 103,538,000	$ 6,509,000	¥ 39,682,000
Restricted shares granted	4,833,450	6,000	100,000	660,000	60,000	12,200,080
Unrecognized compensation expense							$ 29,555,000					¥ 184,424,000
Unrecognized compensation expense, weighted average recognition period							3 years 2 months 12 days	3 years 2 months 12 days
Share Based Compensation, Arrangement by Share Based Payment Award, Equity Instruments Percentage of Shares with Performance Conditions							80.00%	80.00%
Shares with performance conditions							3,866,760		1,928,000	1,928,000		3,866,760
Share Based Compensation, Arrangement by Share Based Payment Award, Equity Instruments Percentage of Shares without Performance Conditions							20.00%	20.00%
Shares without performance conditions							966,690		10,272,080	10,272,080		966,690
Restricted Stock [Member] | Share Incentive Plan 2012 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Description of terms
In the event of the grant of restricted shares, the purchase price is not less than the greater of (1) the par value of the ordinary shares, (2) 85% of the fair market value of the ordinary shares on the date of grant or at the time the purchase is consummated; or (3) 100% of the fair market value of the ordinary shares on the date of grant, or at the time the purchase is consummated, in the case of any person who owns shares possessing more than 10% of the total combined voting power of all classes of shares of the Company.

In the event of the grant of restricted shares, the purchase price is not less than the greater of (1) the par value of the ordinary shares, (2) 85% of the fair market value of the ordinary shares on the date of grant or at the time the purchase is consummated; or (3) 100% of the fair market value of the ordinary shares on the date of grant, or at the time the purchase is consummated, in the case of any person who owns shares possessing more than 10% of the total combined voting power of all classes of shares of the Company.

Share-based Compensation Award, Tranche One [Member] | Employee Stock Option [Member] | Share Incentive Plan 2012 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting rate							20.00%	20.00%
Vesting period							5 years	5 years
Share-based Compensation Award, Tranche One [Member] | Employee Stock Option [Member] | Award Date One [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting rate							25.00%	25.00%
Vesting period							12 months	12 months
Share-based Compensation Award, Tranche One [Member] | Restricted Stock [Member] | Share Incentive Plan 2012 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting rate							20.00%	20.00%
Vesting period							5 years	5 years
Share-based Compensation Award, Tranche Two [Member] | Employee Stock Option [Member] | Award Date One [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting rate							75.00%	75.00%
Vesting period							3 years	3 years